Commitments and Contingencies (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments
2016		$ 2,676,000
2017		477,000
2018		485,000
2019		419,000
Total		4,057,000
Drilling Rig Contracts
Contract termination and rig stacking		2,387,000
Office Leases
Rent expense		400,000	$ 500,000	$ 800,000
Gas gathering agreement | PennTex
Financing Obligations
Minimum fees Reimbursement per day	$ 7,000	7,000
Recorded asset		3,800,000
Recorded liability		3,800,000
Payments made		1,700,000
Gas gathering agreement | PennTex | Other current-liabilities
Financing Obligations
Short-term liability		$ 2,100,000